NON CASH TRANSACTIONS	12 Months Ended
Feb. 29, 2012
NON CASH TRANSACTIONS [Text Block]

NOTE 9 – NON CASH TRANSACTIONS

The Company incurred the following non-cash transactions that are not reflected in the statements of cash flows:

	Year ended
	February 29,	February 28,
	2012	2011
Fair value of shares issued on acquisition of unproven mineral properties	$669,384	$433,343
Fair value of incentive stock options issued for debt settlement	$-	$48,488